Income Taxes (Details 2) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax explanatory [Abstract]
Income tax expense at AUO’s statutory tax rate(Rate)	17.00%	17.00%	17.00%
Effect of different subsidiaries income tax rate(Rate)	0.89%	2.55%	(21.08%)
Share of profit of equity-accounted subsidiaries(Rate)	(1.80%)	(3.86%)	(28.84%)
Effect of changes in statutory income tax rate(Rate)	0.00%	0.00%	4.02%
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits(Rate)	(27.04%)	(9.76%)	24.15%
Net of non-taxable income and non-deductible expense(Rate)	0.61%	2.47%	0.78%
Loss (gain) from domestic long-term investment(Rate)	1.16%	(1.51%)	5.41%
Tax on undistributed earnings, net(Rate)	7.59%	6.84%	6.82%
Adjustments to prior year (Rate)	(1.34%)	8.01%	(3.14%)
Others(Rate)	0.08%	0.00%	(0.06%)
Effective tax rate(Rate)	(2.85%)	21.74%	5.06%
Profit before income taxes	$ 39,363,606	$ 11,185,902	$ 7,598,850
Income tax expense at AUO’s statutory tax rate	6,691,813	1,901,603	1,291,804
Effect of different subsidiaries income tax rate	348,192	285,661	(1,601,591)
Share of profit of equity-accounted subsidiaries	(708,417)	(432,163)	(2,191,605)
Effect of changes in statutory income tax rate	0	0	305,312
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits	(10,645,339)	(1,091,327)	1,835,311
Net of non-taxable income and non-deductible expense	241,265	275,706	58,821
Loss (gain) from domestic long-term investment	457,275	(168,484)	411,293
Tax on undistributed earnings, net	2,987,763	765,419	518,356
Adjustments to prior year	(528,662)	895,861	(238,555)
Others	30,953	269	(4,305)
Income tax expense (benefit)	$ (1,125,157)	$ 2,432,545	$ 384,841